Non-current and current financial debts - Schedule of financial debts (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Apr. 09, 2019
Disclosure of detailed information about borrowings [line items]
Non-current financial debts	$ 3,949.0	$ 3,218.0
Current financial debts	169.0	261.0
Total financial debts	4,118.0	3,479.0	$ 3,500.0
Facility B [member]
Disclosure of detailed information about borrowings [line items]
Non-current financial debts	794.0	793.0
Facility C [member]
Disclosure of detailed information about borrowings [line items]
Non-current financial debts	429.0	391.0
Local facilities, Japan [Member]
Disclosure of detailed information about borrowings [line items]
Non-current financial debts	0.0	55.0
Current financial debts	101.0	115.0
Senior notes due 2026 [member]
Disclosure of detailed information about borrowings [line items]
Non-current financial debts	496.0	495.0
Senior notes due 2029 [member]
Disclosure of detailed information about borrowings [line items]
Non-current financial debts	992.0	991.0
Senior notes due 2030 [Member]
Disclosure of detailed information about borrowings [line items]
Non-current financial debts	744.0	0.0
Senior notes due 2049 [member]
Disclosure of detailed information about borrowings [line items]
Non-current financial debts	494.0	493.0
Revolving facility [member]
Disclosure of detailed information about borrowings [line items]
Non-current financial debts	0.0	0.0
Local facilities, other [Member]
Disclosure of detailed information about borrowings [line items]
Current financial debts	49.0	101.0
Other short-term financial debts [member]
Disclosure of detailed information about borrowings [line items]
Current financial debts	12.0	29.0
Derivatives [member]
Disclosure of detailed information about borrowings [line items]
Current financial debts	7.0	16.0
Total financial debts	$ 7.0	$ 16.0